SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of net sales and earnings before interest and income taxes for by reportable segments

(In millions)	Net Sales	Earnings Before Interest and Income Taxes	Year-End Assets	Payments for Capital Expenditures	Depreciation and Amortization
Year ended December 31, 2013
Asia	$2,179.3	$796.2	$1,390.7	$168.1	$19.4
Latin America	861.4	207.2	716.9	33.3	10.5
North America/Europe	1,160.0	255.0	798.5	31.6	29.1
Total operating segments	4,200.7	1,258.4	2,906.1	233.0	59.0
Corporate and Other	—	(283.5)	568.0	7.4	24.1
Total	$4,200.7	$974.9	$3,474.1	$240.4	$83.1

Year ended December 31, 2012
Asia	$1,967.0	$725.4	$1,097.3	$87.4	$16.9
Latin America	752.5	177.2	712.8	10.7	8.9
North America/Europe	1,181.8	251.9	740.5	22.3	27.4
Total operating segments	3,901.3	1,154.5	2,550.6	120.4	53.2
Corporate and Other	—	(319.2)	707.6	4.0	23.7
Total	$3,901.3	$835.3	$3,258.2	$124.4	$76.9

Year ended December 31, 2011
Asia	$1,827.8	$672.5	$1,008.6	$34.0	$17.2
Latin America	619.4	139.2	467.4	12.0	7.6
North America/Europe	1,229.8	312.7	764.0	33.4	30.7
Total operating segments	3,677.0	1,124.4	2,240.0	79.4	55.5
Corporate and Other	—	(426.2)	526.8	30.1	19.8
Total	$3,677.0	$698.2	$2,766.8	$109.5	$75.3

Schedule of net sales by product line

Net Sales (in millions)	Infant Formula	Children’s Nutrition	Other	Total
Year ended December 31, 2013	$2,459.7	$1,653.3	$87.7	$4,200.7
Year ended December 31, 2012	$2,295.5	$1,487.0	$118.8	$3,901.3
Year ended December 31, 2011	$2,188.7	$1,394.4	$93.9	$3,677.0

Schedule of net sales and long-lived assets by geographic region

Geographic (in millions)	United States	China/ Hong Kong	Mexico	Singapore	Other	Total
Year ended December 31, 2013
Net Sales	$948.2	$1,315.8	$328.2	28.0	$1,580.5	$4,200.7
Long-Lived Assets	446.6	64.7	134.8	245.9	427.0	1,319.0
Year ended December 31, 2012
Net Sales	$990.1	$1,160.1	$317.2	22.5	$1,411.4	$3,901.3
Long-Lived Assets	456.0	65.1	180.1	104.9	437.1	1,243.2
Year ended December 31, 2011
Net Sales	$1,019.7	$1,083.5	$321.0	20.8	$1,232.0	$3,677.0
Long-Lived Assets	457.3	60.7	171.6	1.3	169.7	860.6